                                         FGHIJ

                                             THE RUSHMORE FUND, INC.

                            ----------------------------------------------------

                                               Semi-Annual Report

                                                   February 28, 1997

                                         SEMI-ANNUAL REPORT, February 28, 1997
                                                       THE RUSHMORE FUND, INC.
                                4922 FAIRMONT AVENUE, BETHESDA, MARYLAND 20814

FGHIJ

                                                 (800) 343-3355 (301) 657-1500

Dear Shareholder:

After a 25 basis point cut in the Federal Funds rate in January of 1996, the Federal Reserve left rates alone for the remainder of the calendar year. The 30 year Treasury bond peaked above 7%, reacting to inflationary fears, but by the end of 1996 most of this increase had been retraced. The first two months of 1997 were again met with inflationary caution as each economic release was anticipated for any signs of an increase in inflation. This uneasiness resulted in higher rates at the end of the two month period.

RUSHMORE U.S. GOVERNMENT BOND PORTFOLIO

The U.S. Government Bond Portfolio continues to invest in ten-year Treasury notes and thirty year Treasury bonds. The objective is to provide high current income while maintaining safety of principal. For the six month period ended February 28, 1997, the Portfolio's total return was 6.50%.

OUTLOOK

The much anticipated hike in the Fed Funds rate finally came in March of this year as the Fed increased the rate by 25 basis points, and the market reacted by taking the yield on the 30 year Treasury above 7% once again. The market consensus appears to be that at least one more rate hike is in store for 1997, perhaps as early as the FOMC meeting in May. The economy is still showing signs of strength, but we are not expecting any significant inflation, especially with the restrictive bias of the Fed on interest rates.

Although we expect to see some fluctuations in the interim as the market weighs further economic data for further Fed action, we look for interest rates to begin to creep back down by year end, as inflationary fears subside.

Thank you for your continued support.

Sincerely,

[SIG]                                     [SIG]
Daniel L. O'Connor                        Richard J. Garvey
Chairman of the Board                     President

                            THE RUSHMORE FUND, INC.
                         U.S. GOVERNMENT BOND PORTFOLIO
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1997

                                                                        FACE           VALUE
                                                                       AMOUNT        (NOTE 1)
                                                                    -------------  -------------
U.S. TREASURY OBLIGATIONS -- 99.06%

U.S. Treasury Notes, 5.875%, 11/15/05.............................  $  2,100,000   $  2,004,843
U.S. Treasury Notes, 6.50%, 2/15/07...............................     1,000,000        978,125
U.S. Treasury Bonds, 7.50%, 11/15/24..............................     3,400,000      3,638,000
U.S. Treasury Bonds, 7.625%, 2/15/25..............................     4,050,000      4,400,576
U.S. Treasury Bonds, 6.875%, 8/15/25..............................     4,900,000      4,884,687
                                                                                   -------------
Total U.S. Treasury Obligations (Cost $16,387,945)................                   15,906,231
                                                                                   -------------

REPURCHASE AGREEMENTS -- 3.36%

With Paine Webber at 5.32%, dated 2/28/97, due 3/3/97,
  collateralized
  by U.S. Treasury Notes, due 12/31/98 (Cost $539,589)............                      539,589
                                                                                   -------------
TOTAL INVESTMENTS -- 102.42% (COST $16,927,534*)..................                   16,445,820
                                                                                   -------------
LIABILITIES LESS OTHER ASSETS -- 2.42%............................                     (388,151)
                                                                                   -------------
NET ASSETS (NOTE 5) -- 100.00%....................................                 $ 16,057,669
                                                                                   -------------
                                                                                   -------------
NET ASSET VALUE PER SHARE (BASED ON 1,654,432 SHARES
  OUTSTANDING)....................................................                        $9.71
                                                                                   -------------
                                                                                   -------------

              *Same cost is used for Federal income tax purposes.
                       See Notes to Financial Statements.

                            THE RUSHMORE FUND, INC.
                         U.S. GOVERNMENT BOND PORTFOLIO
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 1997

INVESTMENT INCOME (Note 1).......................................  $   593,547
                                                                   ------------
EXPENSES
  Investment Advisory Fee (Note 2)...............................       46,563
  Administrative Fee (Note 2)....................................       27,938
                                                                   ------------
    Total Expenses...............................................       74,501
                                                                   ------------
NET INVESTMENT INCOME............................................      519,046
                                                                   ------------
Net Realized Loss on Investment Transactions.....................     (600,779)
Net Change in Unrealized Appreciation (Depreciation) of
  Investments....................................................    1,341,200
                                                                   ------------
NET GAIN ON INVESTMENTS..........................................      740,421
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............  $ 1,259,467
                                                                   ------------
                                                                   ------------

                       See Notes to Financial Statements.

                            THE RUSHMORE FUND, INC.
                         U.S. GOVERNMENT BOND PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
                            FOR THE SIX MONTHS ENDED

                                                    FEBRUARY 28,   FEBRUARY 29,
                                                        1997           1996
                                                    ------------   ------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income...........................  $   519,046    $   687,688
  Net Realized Gain (Loss) on Investment
    Transactions..................................     (600,779)       889,849
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments.................    1,341,200       (749,490)
                                                    ------------   ------------
    Net Increase in Net Assets Resulting from
      Operations..................................    1,259,467        828,047
                                                    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income......................     (524,202)      (687,688)
  From Net Realized Gain on Investments...........      (31,134)            --
                                                    ------------   ------------
    Total Distributions to Shareholders...........     (555,336)      (687,688)
                                                    ------------   ------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares...............    5,434,615     19,571,881
  Net Proceeds from Sales of Shares issued in
    connection with acquisition of the Rushmore
    U.S. Government Intermediate-Term Portfolio...           --     12,791,020
  Reinvestment of Distributions...................      462,572        599,636
  Cost of Shares Redeemed.........................  (11,967,551)   (19,856,188)
                                                    ------------   ------------
    Net Increase (Decrease) in Net Assets
      Resulting from Share Transactions...........   (6,070,364)    13,106,349
                                                    ------------   ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS........   (5,366,233)    13,246,708

NET ASSETS -- Beginning of Period.................   21,423,902     16,390,706
                                                    ------------   ------------
NET ASSETS -- End of Period.......................  $16,057,669    $29,637,414
                                                    ------------   ------------
                                                    ------------   ------------

SHARES
  Sold............................................      556,214      1,941,910
  Shares issued in connection with acquisition of
    the Rushmore U.S. Government Intermediate-Term
    Portfolio.....................................           --      1,182,595
  Issued in Reinvestment of Distributions.........       46,847         57,434
  Redeemed........................................   (1,229,357)    (1,910,295)
                                                    ------------   ------------
    Net Increase (Decrease) in Shares.............     (626,296)     1,271,644
                                                    ------------   ------------
                                                    ------------   ------------

                       See Notes to Financial Statements.

                            THE RUSHMORE FUND, INC.
                         U.S. GOVERNMENT BOND PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                       FOR THE SIX
                                       MONTHS ENDED                FOR THE YEAR ENDED AUGUST 31,
                                       FEBRUARY 28,  ----------------------------------------------------------
                                           1997         1996        1995        1994        1993        1992
                                       ------------  ----------  ----------  ----------  ----------  ----------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period...........................      $ 9.39       $ 9.89      $ 9.08     $ 11.55     $ 10.62      $ 9.97
                                       ------------  ----------  ----------  ----------  ----------  ----------
  Income from Investment Operations:
    Net Investment Income............       0.272        0.563       0.606       0.599       0.650       0.697
    Net Realized and Unrealized Gains
      (Losses) on Securities.........       0.340       (0.502)      0.810      (1.880)      1.304       0.649
                                       ------------  ----------  ----------  ----------  ----------  ----------
      Total from Investment
        Operations...................       0.612        0.061       1.416      (1.281)      1.954       1.346
                                       ------------  ----------  ----------  ----------  ----------  ----------
  Distributions to Shareholders:
    From Net Investment Income.......      (0.275)      (0.561)     (0.606)     (0.602)     (0.650)     (0.696)
    From Net Realized Capital
      Gains..........................      (0.017)          --          --      (0.583)     (0.374)         --
                                       ------------  ----------  ----------  ----------  ----------  ----------
      Total Distributions to
        Shareholders.................      (0.292)      (0.561)     (0.606)     (1.185)     (1.024)     (0.696)
                                       ------------  ----------  ----------  ----------  ----------  ----------
  Net Increase (Decrease) in Net
    Asset Value......................        0.32        (0.50)       0.81       (2.47)       0.93        0.65
                                       ------------  ----------  ----------  ----------  ----------  ----------
  Net Asset Value -- End of Period...       $9.71        $9.39       $9.89       $9.08      $11.55      $10.62
                                       ------------  ----------  ----------  ----------  ----------  ----------
                                       ------------  ----------  ----------  ----------  ----------  ----------

TOTAL INVESTMENT RETURN..............        6.50%A       0.41%      16.35%     (10.29)%     20.92%      13.97%

RATIOS TO AVERAGE NET ASSETS:
  Expenses...........................        0.80%B       0.80%       0.80%       0.80%       0.80%       0.80%
  Net Investment Income..............        5.57%B       5.59%       6.75%       5.97%       6.08%       6.80%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate............        5.52%        95.0%       63.3%      188.3%      173.6%      298.0%
  Net Assets at End of Period (000's
    omitted).........................     $16,058      $21,424     $16,391     $29,276     $24,094     $22,803
  Number of Shares Outstanding at End
    of Period (000's omitted)........       1,654        2,281       1,658       3,225       2,085       2,148

--------------------------

ATotal Investment Return for periods of less than one year are not annualized.

BAnnualized.

                       See Notes to Financial Statements.

                            THE RUSHMORE FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                               FEBRUARY 28, 1997

1.  SIGNIFICANT ACCOUNTING POLICIES

The Rushmore Fund, Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund currently consists of two separate portfolios each with its own investment objectives and policies. These financial statements report on one of the two portfolios: U.S. Government Bond Portfolio. On February 28, 1997, there were 1,000,000,000 shares of $0.001 par value capital stock authorized. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund consistently follows:

       (a) Securities of the U.S. Government Bond Portfolio are valued on the basis of the average of quoted bid and ask prices when market quotations are available. If market quotations are not readily available, the Board of Directors will value the portfolio's securities in good faith.

       (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Realized gains and losses from security transactions are computed on an identified cost basis.

       (c) Net investment income is computed and dividends are declared daily in the U.S. Government Bond Portfolio. Income dividends in this portfolio are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Capital gains, if any, are distributed annually.

       (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

2.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Associates, ("the Adviser"). Under an agreement with the Adviser, the Fund pays a fee for such services at an annual rate of 0.50% of the average daily net assets of U.S. Government Bond Portfolio. Certain Officers and Directors of the Fund are affiliated with the Adviser.

Rushmore Trust and Savings, FSB ("Rushmore Trust"), a majority-owned subsidiary of the Adviser, provides transfer agency, dividend-disbursing and shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets and pays the operating expenses of the Fund.

For these services, Rushmore Trust receives an annual fee of 0.30% of the average daily net assets of the U.S. Government Bond Portfolio.

3.  SECURITIES TRANSACTIONS

For the period ended February 28, 1997, purchases of securities were $995,000 and sales (including maturities) of securities were $6,537,734. These totals exclude short-term securities.

4.  NET UNREALIZED APPRECIATION/DEPRECIATION OF INVESTMENTS

As of February 28, 1997, net depreciation of investments for Federal income tax purposes was $481,714, of which $363,809 related to appreciated investments and $845,523 related to depreciated investments. At February 28, 1997, the cost of the Fund's securities for Federal income tax purposes was $16,927,534.

5.  NET ASSETS

At February 28, 1997, net assets consisted of the following:

Paid-in-Capital.........................................................  $ 17,627,853
Undistributed Net Investment Income.....................................            --
Accumulated Net Realized Loss on Investments............................    (1,088,470)
Net Unrealized Depreciation on Investments..............................      (481,714)
                                                                          -------------
NET ASSETS..............................................................  $ 16,057,669
                                                                          -------------
                                                                          -------------

6.  CAPITAL LOSS CARRYOVERS

Permanent differences between tax and financial reporting of net investment income and realized gains/(losses) are reclassified to paid-in-capital. As of August 31, 1996, realized losses of $692 were reclassified to paid-in-capital.

At August 31, 1996, for Federal income tax purposes, the U.S. Government Bond Portfolio had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration as follows:

Expires August 31,
------------------------------------------------------------------
2001..............................................................  $  253,963
2002..............................................................     233,727
                                                                    ----------
                                                                    $  487,690
                                                                    ----------
                                                                    ----------